Parent Company Financial Information (Schedule Of Condensed Statements Of Condition) (Details) - USD ($)	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Assets:
Interest-bearing cash	$ 1,621,967,000		$ 730,297,000
Securities available for sale	3,556,613,000	[1]	3,398,457,000	[2]
Allowance for loan losses	(232,448,000)		(253,809,000)		$ (276,963,000)	$ (384,351,000)
Investments in subsidiaries:
Other assets	1,383,055,000		1,680,044,000
Total assets	25,668,187,000		23,784,493,000
Liabilities and equity:
Other short-term borrowings	157,218,000		181,146,000
Term borrowings	1,880,105,000		1,739,859,000
Total liabilities	23,086,597,000		21,296,116,000
Total equity	2,581,590,000		2,488,377,000		2,499,530,000	2,674,018,000
Total liabilities and equity	25,668,187,000		23,784,493,000
Parent Company [Member]
Assets:
Cash	167,562,000		81,271,000		$ 20,421,000	$ 16,816,000
Interest-bearing cash	0		15,800,000
Securities available for sale	2,634,000		1,643,000
Notes receivable	3,460,000		3,610,000
Allowance for loan losses	(925,000)		(925,000)
Investments in subsidiaries:
Bank	3,057,156,000		3,028,125,000
Non-bank	17,870,000		18,044,000
Other assets	195,898,000		207,497,000
Total assets	3,443,655,000		3,355,065,000
Liabilities and equity:
Other short-term borrowings	3,000,000		0
Accrued employee benefits and other liabilities	138,233,000		158,090,000
Term borrowings	720,832,000		708,598,000
Total liabilities	862,065,000		866,688,000
Total equity	2,581,590,000		2,488,377,000
Total liabilities and equity	$ 3,443,655,000		$ 3,355,065,000

[1]	Includes $ 3.3 b illion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[2]	Includes $ 3.1 billion of securities pledged to secure public deposits, securities sold under agreements to repu rchase, and for other purposes .